Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Net earnings	$ 166,124	$ 105,812	$ 328,126	$ 200,708
Adjustments for Depreciation and depletion	70,775	59,140	141,424	124,492
Interest expense	32	3,515	294	9,494
Equity settled stock based compensation	1,307	1,305	2,632	2,808
Performance share units	(10,258)	(868)	(9,952)	2,409
Pension expense	265	233	416	268
Income tax expense (recovery)	(886)	(4,799)	(1,388)	3,643
Loss (gain) on fair value adjustment of share purchase warrants held	194	(333)	1,145	(262)
Fair value (gain) loss on convertible note receivable	(3,388)	(3,267)	(4,626)	(2,477)
Investment income recognized in net earnings	(95)	(37)	(97)	(155)
Other	103	264	694	(53)
Change in non-cash working capital	(7,803)	(5,505)	(9,775)	(885)
Cash generated from operations before income taxes and interest	216,370	155,460	448,893	339,990
Income taxes recovered (paid)	(21)	(19)	(51)	70
Interest paid	(29)	(3,685)	(370)	(10,833)
Interest received	95	37	97	154
Cash generated from operating activities	216,415	151,793	448,569	329,381
Financing activities
Bank debt repaid		(75,000)	(195,000)	(234,000)
Credit facility extension fees	(1,673)	(7)	(1,673)	(1,367)
Share purchase options exercised	743	11,094	5,536	18,016
Lease payments	(173)	(139)	(387)	(306)
Dividends paid	(103,549)	(83,003)	(103,549)	(83,003)
Cash (used for) generated from financing activities	(104,652)	(147,055)	(295,073)	(300,660)
Investing activities
Mineral stream interests	(64,771)		(215,790)
Early deposit mineral stream interests			(750)	(750)
Mineral royalty interest	(10)		(3,571)
Acquisition of long-term investments	(2,377)		(2,377)
Proceeds on disposal of long-term investments		123	112,188	123
Other	(386)	(71)	(520)	(328)
Cash generated from (used for) investing activities	(67,544)	52	(110,820)	(955)
Effect of exchange rate changes on cash and cash equivalents	65	298	87	12
Increase in cash and cash equivalents	44,284	5,088	42,763	27,778
Cash and cash equivalents, beginning of period	191,162	126,676	192,683	103,986
Cash and cash equivalents, end of period	$ 235,446	$ 131,764	$ 235,446	$ 131,764